CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ (1,610)	$ 1,406	$ 1,366
Other comprehensive income (loss):
Change in foreign currency translation adjustments	21	(29)	10
Available-for-sale investments:
Change in net unrealized gains (loss)	(23)	18	14
Other comprehensive income (loss)	(2)	(11)	24
Comprehensive income (loss)	$ (1,612)	$ 1,395	$ 1,390